Income Taxes - Components of the Provision For (Benefit From) Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
U.S. federal income taxes:
Current	$ 32,051	$ 16,775	$ 7,252
Deferred	(55,206)	(24,426)	(293,164)
U.S. state income taxes:
Current	1,614	2,843	3,406
Deferred	(18,658)	(3,038)	(15,074)
Foreign income taxes:
Current	44,657	49,411	25,192
Deferred	(1,501)	(1,986)	(11,972)
Provision for (benefit from) income taxes	$ 2,957	$ 39,579	$ (284,360)